SUPPLEMENT DATED MAY 1, 2015
to

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN, FUTURITY FOCUS II,
FUTURITY SELECT FOUR, AND FUTURITY ACCOLADE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective immediately, the names of the following investment options have changed:

Old Name	New Name

AllianceBernstein Growth and Income Portfolio	AB Growth and Income Portfolio

AllianceBernstein Global Thematic Growth Portfolio	AB Global Thematic Growth Portfolio

AllianceBernstein International Growth Portfolio	AB International Growth Portfolio

AllianceBernstein Small Cap Growth Portfolio	AB Small Cap Growth Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity US 5/2015